Derivatives	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

19. Derivatives:

(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize its exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.

These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of the effectiveness of these interest rate swaps are performed at each reporting period. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in “Other comprehensive income” and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.

At December 31, 2013 and 2014, the Company had interest rate swap agreements with an outstanding notional amount of $1,588,491 and $1,030,642, respectively. The fair value of these interest rate swaps outstanding at December 31, 2013 and 2014, amounted to a liability of $87,806 and a liability of $55,422, respectively and these are included in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between June 2015 and August 2020.

During the years ended December 31, 2012, 2013 and 2014, the realized ineffectiveness on the interest rate swaps discussed under (a) above was nil, a gain of $254 and a net gain of $645, respectively and are included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income.

During the year ended December 31, 2014, the Company terminated three interest rate derivative instruments and paid the counterparty breakage costs of $10,192 in aggregate and is reflected in the Swaps breakage costs in the accompanying 2014 consolidated statement of income.

(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of December 31, 2013 and 2014, the Company had interest rate swap agreements with an outstanding notional amount of $100,000 and $217,533, respectively for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreements did not meet hedge accounting criteria and, therefore, changes in its fair value are reflected in earnings. The fair value of these interest rate swaps at December 31, 2013 and 2014, was a liability of $15,406 and a liability of $18,509, respectively and these are included in Fair value of derivatives in the accompanying consolidated balance sheets. The maturity of these interest rate swaps range between February 2017 and August 2020.

 (c) Foreign currency agreements: As of December 31, 2014 the Company was engaged in nine Euro/U.S. dollar forward agreements totaling $22,500 at an average forward rate of Euro/U.S. dollar 1.273 expiring in monthly intervals up to September 2015.

As of December 31, 2013, the Company had no outstanding Euro/USD foreign currency agreements.

As of December 31, 2012, the Company was engaged in two Euro/U.S. dollar forward agreements totaling $5,000 at an average forward rate of Euro/U.S. dollar 1.280 expiring in monthly intervals up to February 2013.

The total change of forward contracts fair value for the year ended December 31, 2014, was a loss of $1,009, for the year ended December 31, 2013, was a loss of $165 and for the year ended December 31, 2012 was a gain of $1,149 and are included in Gain / (Loss) on derivative instruments, net in the accompanying consolidated statements of income.

The Effect of Derivative Instruments for the years ended December 31, 2012, 2013 and 2014

Derivatives in ASC 815 Cash Flow Hedging Relationships

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)		Location of Gain / (Loss) Recognized in Income on		Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2012	2013	2014	Derivative (Ineffective Portion)	2012	2013	2014
Interest rate swaps	(51,386)	27,964	(12,988)	Gain / (Loss) on derivative instruments, net	-	254	645
Reclassification to Interest and finance costs	42,877	42,922	35,790		--	--	-
Total	(8,509)	70,886	22,802		-	254	645

Derivatives Not Designated as Hedging Instruments and ineffectiveness of Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Income on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2012	2013	2014
Non hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	(1,611)	6,459	5,833
Ineffective portion of hedging interest rate swaps	Gain / (Loss) on derivative instruments, net	-	254	645
Forward contracts	Gain / (Loss) on derivative instruments, net	1,149	(165)	(1,009)
Total		(462)	6,548	5,469